Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010 Predecessor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor
Current assets
Cash and cash equivalents	$ 200,330	$ 67,697	$ 0
Accounts receivable, net	271,832	256,679	0
Related party receivable	0	10,760	0
Inventories, net	144,156	152,818	0
Deferred tax assets	38,377	37,894	0
Restricted cash	16,290	0	0
Other current assets	17,663	15,375	0
Total current assets	688,648	541,223	0
Property, plant and equipment, net	135,060	153,044	0
Goodwill	241,461	308,821	0
Other intangible assets, net	63,048	423,687	0
Deferred financing costs, net	9,937	20,176	0
Other long-term assets	7,103	1,822	5,305
Total assets	1,145,257	1,448,773	5,305
Current liabilities
Accounts payable	115,159	117,687	3,995
Short-term borrowings	3,271	3,169	0
Current maturities of long-term debt	4,473	3,373	0
Related party payable	0	1,249	2,569
Accrued expenses and other current liabilities	131,331	130,980	0
Total current liabilities	254,234	256,458	6,564
Long-term debt, less current maturities	766,735	693,485	0
Pension and other postretirement liabilities	87,040	118,040	0
Deferred tax liabilities	8,975	112,714	0
Other long-term liabilities	4,636	2,425	0
Total liabilities	1,121,620	1,183,122	6,564
Contingencies - Note 15
Shareholder's equity
Common stock	29	320,000	0
Additional paid in capital	279,939	0	0
Accumulated deficit	(214,856)	(19,870)	(1,259)
Accumulated other comprehensive loss	(41,475)	(34,479)	0
Total shareholder's equity (deficit)	23,637	265,651	(1,259)
Total liabilities and shareholder's equity	$ 1,145,257	$ 1,448,773	$ 5,305